Equity Method Investments - Participation in Investments That Are Accounted For Using The Equity Method (Details)	Jun. 30, 2026	Jun. 03, 2026	Dec. 31, 2025	Oct. 25, 2023
Enterprise Navigator Ethylene Terminal L.L.C. ("Export Terminal Joint Venture")
Schedule of Equity Method Investments [Line Items]
Participation in investments accounted for using the equity method (as a percent)	50.00%		50.00%
Unigas International B.V. ("Unigas")
Schedule of Equity Method Investments [Line Items]
Participation in investments accounted for using the equity method (as a percent)	33.30%		33.30%
Dan Unity CO2 A/S ("Dan Unity")
Schedule of Equity Method Investments [Line Items]
Participation in investments accounted for using the equity method (as a percent)	50.00%		50.00%
Luna Pool Agency Limited ("Luna Pool Agency")
Schedule of Equity Method Investments [Line Items]
Participation in investments accounted for using the equity method (as a percent)	50.00%		50.00%
Azane Fuel Solutions AS ("Azane")
Schedule of Equity Method Investments [Line Items]
Participation in investments accounted for using the equity method (as a percent)	16.10%	16.10%	9.50%	9.50%
Bluestreak CO2 Limited ("Bluestreak")
Schedule of Equity Method Investments [Line Items]
Participation in investments accounted for using the equity method (as a percent)	50.00%		50.00%